ADJUSTMENT FOR FICTITIOUS LOANS	12 Months Ended
Sep. 30, 2013
ADJUSTMENT FOR FICTITIOUS LOANS [Abstract]
ADJUSTMENT FOR FICTITIOUS LOANS

NOTE 2 - ADJUSTMENT FOR FICTITIOUS LOANS

On November 26, 2012, the Company determined that it was required to record a loss in the fiscal period ending September 30, 2012, for certain fraudulent loans in the aggregate amount of $950,000 including accrued interest of $127,000 which, net of tax, was a loss of $627,000. The loss related to the creation of fictitious loans by a former employee of the Company's subsidiary and was discovered by management while in the process of upgrading the Company's lending controls and procedures.

The Company reported this event to its blanket bond insurance provider and the blanket bond insurance provider paid the Association $824,000 in exchange for the assignment by the Company and the Association of all claims, rights and causes of action which they could have asserted against the employee and any other person or entities which are or may be liable to the Company and the Association related to the losses suffered, and the general release by the Company and the Association of the blanket bond insurer and its affiliates. The Company recorded this payment during the quarter ending June 30, 2013 as recovery for the previously recognized losses, resulting in a non-recurring increase in non-interest income for the quarter.